Consolidated Statements of Shareholders' Equity (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Balances at October 31, 2011	$ 30,306,290	$ 29,559,716	$ 30,035,042	$ 27,722,975
Share-based compensation, net	830,789	613,293	1,249,417
Repurchase and retirement of common stock (at cost)	(195,206)	(543,420)	(1,176,661)
Common stock dividends declared, $0.06 per share	(545,378)	(514,319)	(390,451)
Excess tax benefits from share-based compensation	33,462	41,598	3,562
Net income	622,907	(72,478)	2,626,200
Common Stock [Member]
Balances at October 31, 2011 (in shares)	6,839,778	6,570,734	6,411,592	6,287,761
Balances at October 31, 2011	9,543,686	8,679,435	8,024,544	6,771,565
Share-based compensation, net (in shares)	313,508	288,642	390,831
Share-based compensation, net	830,789	613,293	1,249,417
Repurchase and retirement of common stock (at cost) (in shares)	(44,464)	(129,500)	(267,000)
Excess tax benefits from share-based compensation	33,462	41,598	3,562
Noncontrolling Interest [Member]
Balances at October 31, 2011	(700,277)	(638,957)	(609,316)	(486,199)
Net income	(61,320)	(29,641)	(123,117)
Parent [Member]
Balances at October 31, 2011	31,006,567	30,198,673	30,644,358	28,209,174
Share-based compensation, net	830,789	613,293	1,249,417
Repurchase and retirement of common stock (at cost)	(195,206)	(543,420)	(1,176,661)
Common stock dividends declared, $0.06 per share	(545,378)	(514,319)	(390,451)
Excess tax benefits from share-based compensation	33,462	41,598	3,562
Net income	684,227	(42,837)	2,749,317
Retained Earnings [Member]
Balances at October 31, 2011	21,462,881	21,519,238	22,619,814	21,437,609
Repurchase and retirement of common stock (at cost)	(195,206)	(543,420)	(1,176,661)
Common stock dividends declared, $0.06 per share	(545,378)	(514,319)	(390,451)
Net income	$ 684,227	$ (42,837)	$ 2,749,317